THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
CONNECTICUT GENERAL LIFE INSURANCE COMPANY
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
UNUM LIFE INSURANCE COMPANY OF AMERICA
FIRST UNUM LIFE INSURANCE COMPANY OF AMERICA

Lincoln Life Flexible Premium Variable Life Account K
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
LLANY Separate Account R for Flexible Premium Variable Life Insurance
Lincoln Life Flexible Premium Variable Life Account S
LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life Flexible Premium Variable Life Account Y
Lincoln Life & Annuity Flexible Premium Variable Life Account Y
Lincoln Life Flexible Premium Variable Life Account D
Lincoln Life Flexible Premium Variable Life Account F
Lincoln Life Flexible Premium Variable Life Account J
CG Variable Life Insurance Separate Account I
CG Variable Life Insurance Separate Account II
Variable Life Account B of Voya Retirement Insurance & Annuity Company
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Account JF-C
Lincoln Life Variable Annuity Account JF-I
Lincoln Life Variable Annuity Account JF-II
Lincoln Life Variable Annuity Account JL-A
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B
Lincoln National Variable Annuity Account C
Lincoln National Variable Annuity Fund A
Lincoln Life Variable Annuity Account T
Lincoln Life Variable Annuity Account W
VA I Separate Account of UNUM Life Insurance Company
VA I Separate Account of First UNUM Life Insurance Company
CG Variable Annuity Separate Account II
CIGNA Variable Annuity Separate Account I

Supplement to the prospectus dated May 1, 2019

This supplement provides information that is relevant to your variable life insurance policy or annuity contract. It is for your information only and requires no action on your part. Keep this supplement with your prospectus for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds' shareholder reports from us by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report.  We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.  You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the back cover of this book.  Your election to receive reports in paper will apply to all funds available under your contract.